Investments - Long-term Investments - Additional information (Detail) ¥ in Millions, shares in Millions, $ in Millions	1 Months Ended		3 Months Ended	12 Months Ended
	Oct. 31, 2019 USD ($) shares	Aug. 31, 2018 CNY (¥)	Sep. 30, 2019 CNY (¥)	Dec. 31, 2021 CNY (¥) Directors	Dec. 31, 2021 USD ($) Directors	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2018	Dec. 31, 2017 CNY (¥)
Schedule of Investments [Line Items]
Impairment charges recognized on equity investments measured at fair value using the measurement alternative				¥ 4,259	$ 668	¥ 2,310	¥ 778
Impairment recognized for equity method investments				57	9	297	9,200
Carrying amount of equity method investments				24,800		24,100		$ 3,900
Investment interest income				5,551	871	5,358	6,060
Equity Securities, FV-NI and without Readily Determinable Fair Value				10,788		24,603		1,693
Long Term Investments
Schedule of Investments [Line Items]
Carrying amount of equity method investments				24,808		24,067		3,893
Investment interest income				326	$ 51	118	¥ 2
China United Network Communication Limited
Schedule of Investments [Line Items]
Total purchase consideration										¥ 7,000
China United Network Communication Limited | Other Assets [Member]
Schedule of Investments [Line Items]
Proceeds From sale of equity investments						¥ 2,700
Trip.com International, Ltd
Schedule of Investments [Line Items]
Percentage Of equity interest held by company							12.00%		19.00%
Fair value of equity investment				¥ 10,900				1,700
Gains (losses) on equity method investments							¥ 43
Impairment recognized for equity method investments			¥ 8,900
Equity method investment, disposal of ADS | shares	36
Proceeds From sale of equity investments | $	$ 988
Adjustments to goodwill acquired			¥ 8,900
Number of directors | Directors				9	9
Trip.com International, Ltd | Active directors
Schedule of Investments [Line Items]
Number of directors | Directors				2	2
NAV Practical Expedient
Schedule of Investments [Line Items]
Equity investments without readily determinable fair value using NAV practical expedient				¥ 957				150
Measurement Alternative
Schedule of Investments [Line Items]
Equity Securities, FV-NI and without Readily Determinable Fair Value				¥ 10,788				$ 1,693
Jidu Auto Inc [Member]
Schedule of Investments [Line Items]
Percentage Of equity interest held by company				52.38%				52.38%
Du Xiaoman Financial
Schedule of Investments [Line Items]
Aggregate deconsolidated gain							¥ 801
Equity interest percentage		41.00%
Equity method goodwill		¥ 3,500
Intangible assets		851
Deferred tax liabilities		¥ 213